Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Dec. 31, 2017
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Other Real Estate Owned

The Bank owned $1.1 million and $2.7 million in OREO at December 31, 2017 and 2016, respectively. Transactions in OREO for the years ended December 31, 2017, 2016 and 2015 are summarized below.

	2017	2016	2015
Balance, beginning of year	$2,721,214	$4,361,411	$3,229,710
Additions	580,748	1,026,178	4,362,635
Sales	(2,028,170)	(2,626,375)	(2,918,587)
Write-downs	(158,121)	(40,000)	(312,347)
Balance, end of year	$1,115,671	$2,721,214	$4,361,411